UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Eidelman Virant Capital

Address:   8000 Maryland Avenue
           Suite 380
           Saint Louis, Missouri 63105


Form 13F File Number: 028-14231


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rob Bertman
Title:  Chief Compliance Officer
Phone:  314-727-0519

Signature,  Place,  and  Date  of  Signing:

/s/ Rob Bertman                    Saint Louis, MO                    8/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:
	``````````````````````````````````````````````````````````````````````````
Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             131

Form 13F Information Table Value Total:  $     	129,552
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS     SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- -------- -------- --------
1ST CONSTITUTION BANCORP       COM              31986N102      369    39235 SH       SOLE                 39235    0        0
ACTIVE POWER INC               COM              00504W100      452   560000 SH       SOLE                560000    0        0
ALLIANCE BANKSHARES CORP       COM              018535104      172    40000 SH       SOLE                 40000    0        0
AMERIANA BANCORP               COM              023613102       92    16500 SH       SOLE                 16500    0        0
AMERICAN INTL GROUP INC        COM NEW		026874784     1131    35255 SH	     SOLE		  35255    0        0
AMERICAN RAILCAR INDS INC      COM		02916P103     1047    38650 SH	     SOLE		  38650    0        0
AMERICAN RLTY CAP TR INC       COM		02917L101      164    15000 SH	     SOLE		  15000    0        0
APPLE INC                      COM              037833100     2185     3741 SH       SOLE                  3741    0        0
ARCH COAL INC                  COM              039380100      533    77415 SH       SOLE                 77415    0        0
AT&T INC                       COM              00206R102     1771    49666 SH       SOLE                 49666    0        0
BALLANTYNE STRONG INC          COM              058516105      120    20050 SH       SOLE                 20050    0        0
BANCORP INC DEL		       COM              05969A105      789    83700 SH       SOLE                 83700    0        0
BANK COMM HLDGS                COM              06424J103      408   100001 SH       SOLE                100001    0        0
BAR HBR BANKSHARES             COM              066849100      364    10100 SH       SOLE                 10100    0        0
BLOUNT INTL INC NEW            COM              095180105     1524   104000 SH       SOLE                104000    0        0
BP PLC                         SPONSORED ADR    055622104     1711    42206 SH       SOLE                 42206    0        0
BRINKS CO                      COM              109696104      232    10000 SH       SOLE                 10000    0        0
BRITTON & KOONTZ CAP CORP      COM              111091104      814   116316 SH       SOLE                116316    0        0
BUNGE LIMITED                  COM              G16962105     3532    56300 SH       SOLE                 56300    0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2246   169000 SH       SOLE                169000    0        0
CALPINE CORP NEW               COM NEW          131347304     1156    70000 SH       SOLE                 70000    0        0
CASELLA WASTE SYS INC	       CL A             147448104      585   100000 SH       SOLE                100000    0        0
CATERPILLAR INC DEL            COM              149123101      613     7216 SH       SOLE                  7216    0        0
CENTURYLINK INC                COM              156700106      708    17925 SH       SOLE                 17925    0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     3501    49400 SH       SOLE                 49400    0        0
CHIMERA INVT CORP              COM              16934Q109      253   107000 SH       SOLE                107000    0        0
CITIGROUP INC                  COM              172967101     1356    49466 SH       SOLE                 49466    0        0
COMMUNITY WEST BANCSHARES      COM              204157101       50    20000 SH       SOLE                 20000    0        0
COCA COLA CO                   COM              191216100      573     7325 SH       SOLE                  7325    0        0
CODORUS VY BANCORP INC         COM              192025104      384    27771 SH       SOLE                 27771    0        0
CONSUMER PORTFOLIO SVCS INC    COM              210502100      109    56775 SH       SOLE                 56775    0        0
CORONADO BIOSCIENCES INC       COM              21976u109       51    10000 SH       SOLE                 10000    0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     2304   210406 SH       SOLE                210406    0        0
DNB FINL CORP                  COM              233237106      554    41023 SH       SOLE                 41023    0        0
DIGIRAD CORP                   COM              253827109      133    60000 SH       SOLE                 60000    0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1391    27500 SH       SOLE                 27500    0        0
DYNAVAX TECHNOLOGIES CORP      COM              268158102       70    16200 SH       SOLE                 16200    0        0
E M C CORP MASS                COM              268648102     1538    60000 SH       SOLE                 60000    0        0
EDIETS COM INC                 COM NEW          280597204       17    51964 SH       SOLE                 51964    0        0
ENERGIZER HLDGS INC            COM              29266R108     6682    88800 SH       SOLE                 88800    0        0
ENTERPRISE FINL SVCS CORP      COM              293712105      624    56946 SH       SOLE                 56946    0        0
EXXON MOBIL CORP               COM              30231G102      565     6600 SH       SOLE                  6600    0        0
FEDERAL MOGUL CORP             COM              313549404      330    30000 SH       SOLE                 30000    0        0
FELCOR LODGING TR INC          COM              31430F101      223     8500 SH       SOLE                  8500    0        0
FIRST BUS FINL SVCS INC WI     COM              319390100     2844   125304 SH       SOLE                125304    0        0
FIRSTCITY FINL CORP            COM              33761X107      448    51791 SH       SOLE                 51791    0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      787    23100 SH       SOLE                 23100    0        0
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     4737   201850 SH       SOLE                201850    0        0
GENCORP INC                    COM              368682100      507    77910 SH       SOLE                 77910    0        0
GLEN BURNIE BANCORP            COM              377407101      263    24741 SH       SOLE                 24741    0        0
GRAFTECH INTL LTD              COM              384313102      973   100800 SH       SOLE                100800    0        0
HARBINGER GROUP INC            COM              41146A106      156    20000 SH       SOLE                 20000    0        0
HECLA MNG CO                   COM              422704106       88    18596 SH       SOLE                 18596    0        0
HEXCEL CORP NEW                COM              428291108     2592   100500 SH       SOLE                100500    0        0
HOPFED BANCORP INC             COM              439734104      534    74213 SH       SOLE                 74213    0        0
HORIZON BANCORP IND            COM              440407104     3088   117410 SH       SOLE                117410    0        0
HUNTINGTON BANCSHARES INC      COM              446150104       99    15500 SH       SOLE                 15500    0        0
ICONIX BRAND GROUP INC         COM              451055107      968    55400 SH       SOLE                 55400    0        0
INFINERA CORPORATION           COM              45667G103     2596   379500 SH       SOLE                379500    0        0
ING PRIME RATE TR              SH BEN INT       44977W106      162    28000 SH       SOLE                 28000    0        0
INTEGRATED ELECTRICAL SVC      COM              45811E301       53    19504 SH       SOLE                 19504    0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      883     4515 SH       SOLE                  4515    0        0
INVESCO VAN KAMPEN SR INC TR   COM              46131H107      271    55689 SH       SOLE                 55689    0        0
ISHARES TR                     DJ US INDEX FD   464287846      232     3400 SH       SOLE                  3400    0        0
ITURAN LOCATION AND CONTROL    SHS              M6158M104      138    12605 SH       SOLE                 12605    0        0
JOHNSON & JOHNSON              COM              478160104     2448    36235 SH       SOLE                 36235    0        0
JPMORGAN CHASE & CO            COM              46625H100      264     7400 SH       SOLE                  7400    0        0
KANSAS CITY SOUTHERN           COM NEW          485170302     3248    46700 SH       SOLE                 46700    0        0
KEYCORP NEW                    COM              493267108      550    71000 SH       SOLE                 71000    0        0
KINROSS GOLD CORP              COM NO PAR       496902404      140    17200 SH       SOLE                 17200    0        0
LSB FINL CORP                  COM              501925101      628    35163 SH       SOLE                 35163    0        0
LACLEDE GROUP INC              COM              505597104      215     5400 SH       SOLE                  5400    0        0
LEAR CORP                      COM NEW          521865204      831    22025 SH       SOLE                 22025    0        0
LONE PINE RES INC              COM              54222A106     2488   904680 SH       SOLE                904680    0        0
MFRI INC                       COM              552721102       70    10000 SH       SOLE                 10000    0        0
MGIC INVT CORP WIS             COM              552848103      128    44500 SH       SOLE                 44500    0        0
MAIN STREET CAPITAL CORP       COM              56035L104      309    12766 SH       SOLE                 12766    0        0
MAINSOURCE FINANCIAL GP INC    COM              56062Y102      540    45678 SH       SOLE                 45678    0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     1140    25470 SH       SOLE                 25470    0        0
MARTHA STEWART LIVING OMNIME   COM              573083102     2575   757410 SH       SOLE                757410    0        0
MEDICAL ACTION INDS INC        COM              501925101       65    18572 SH       SOLE                 18572    0        0
MEDICAL PPTYS TRUST INC        COM              58463J304       96    10000 SH       SOLE                 10000    0        0
METALICO INC                   COM              591176102       88    40000 SH       SOLE                 40000    0        0
METRO BANCORP INC PA           COM              59161R101      120    10000 SH       SOLE                 10000    0        0
MICRON TECHNOLOGY INC          COM              595112103     6092   965425 SH       SOLE                965425    0        0
MICROSOFT CORP                 COM              594918104      368    12025 SH       SOLE                 12025    0        0
O2MICRO INTERNATIONAL LTD      SPONS ADR        67107W100     2651   601200 SH       SOLE                601200    0        0
OFFICE DEPOT INC               COM              676220106      238   110000 SH       SOLE                110000    0        0
OLIN CORP                      COM PAR $1       680665205     5304   253900 SH       SOLE                253900    0        0
OMEGA PROTEIN CORP             COM              68210P107     2144   291286 SH       SOLE                291286    0        0
PACIFIC PREMIER BANCORP        COM              69478X105     1276   151952 SH       SOLE                151952    0        0
PAN AMERICAN SILVER CORP       COM              697900108      556    32950 SH       SOLE                 32950    0        0
PARAGON SHIPPING INC           CL A             69913R309       23    41700 SH       SOLE                 41700    0        0
PARAMOUNT GOLD & SILVER CORP   COM              69924P102       24    10000 SH       SOLE                 10000    0        0
PFIZER INC                     COM              717081103     1597    69450 SH       SOLE                 69450    0        0
PHOTOMEDEX INC                 COM              719358301      174    14285 SH       SOLE                 14285    0        0
PIZZA INN HOLDINGS INC         COM              725846109       27    10000 SH       SOLE                 10000    0        0
PRIMO WTR CORP                 COM              74165N105       12    11200 SH       SOLE                 11200    0        0
PSB HLDGS INC                  COM              69360N108      512    19321 SH       SOLE                 19321    0        0
PULASKI FINL CORP              COM              745548107     1427   192585 SH       SOLE                192585    0        0
RADIAN GROUP INC               COM              750236101       33    10000 SH       SOLE                 10000    0        0
READING INTERNATIONAL INC      CL A             755408101     4133   764000 SH       SOLE                764000    0        0
RED LION HOTELS CORP           COM              756764106     2551   294944 SH       SOLE                294944    0        0
ROCKWOOD HLDGS INC             COM              774415103     2351    53000 SH       SOLE                 53000    0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      232    13100 SH       SOLE                 13100    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      230    13193 SH       SOLE                 13193    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      773    42900 SH       SOLE                 42900    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770      721    41803 SH       SOLE                 41803    0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR PRF M   780097796      311    17760 SH       SOLE                 17760    0        0
SABINE ROYALTY TR              UNIT BEN INT     785688102      601    12000 SH       SOLE                 12000    0        0
SANFILIPPO JOHN B & SON INC    COM              800422107     1238    69375 SH       SOLE                 69375    0        0
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201      249     7700 SH       SOLE                  7700    0        0
SIERRA WIRELESS INC            COM              826516106      637    70500 SH       SOLE                 70500    0        0
SILICON GRAPHICS INTL CORP     COM              82706L108      630    98100 SH       SOLE                 98100    0        0
SOUTHERN CONN BANCORP INC      COM              84264A102       25    19107 SH       SOLE                 19107    0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      202     1300 SH       SOLE                  1300    0        0
STRATEGIC DIAGNOSTICS INC      COM              862700101       36    30000 SH       SOLE                 30000    0        0
SWS GROUP INC                  COM              78503N107       61    11400 SH       SOLE                 11400    0        0
SYMMETRICOM INC                COM              871543104     1917   320000 SH       SOLE                320000    0        0
TELEPHONE & DATA SYS INC       SPL COM          879433860     3280   154050 SH       SOLE                154050    0        0
TITANIUM METALS CORP           COM NEW          888339207     1346   119000 SH       SOLE                119000    0        0
TOWER FINANCIAL CORP           COM              891769101      680    66700 SH       SOLE                 66700    0        0
TRANSOCEAN LTD                 REG SHS          H8817H100      401     8965 SH       SOLE                  8965    0        0
UQM TECHNOLOGIES INC           COM              903213106       17    20000 SH       SOLE                 20000    0        0
USA TECHNOLOGIES INC           COM NO PAR       90328S500       29    20000 SH       SOLE                 20000    0        0
USEC INC                       COM              90333E108       15    15000 SH       SOLE                 15000    0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     1003    35600 SH       SOLE                 35600    0        0
WAL MART STORES INC            COM              931142103      202     2904 SH       SOLE                  2904    0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     1255    70000 SH       SOLE                 70000    0        0
WORLD HEART CORP               COM NO PAR       980905400        3    12238 SH       SOLE                 12238    0        0
YADKIN VALLEY FINANCIAL CORP   COM              984314104      176    66504 SH       SOLE                 66504    0        0
